Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue [Table Text Block]
We have identified the following revenues disaggregated by revenue source:

	March 31, 2019	March 31, 2018

Domestic Physicians	$10,860	$104,140

Domestic Licensing & Distribution Fee	178,572	-

Total revenue	$189,432	$104,140